Summary of significant accounting policies - Deferred Exchange Shares (Details) - Nexters Global	12 Months Ended
Dec. 31, 2021 $ / shares shares
Disclosure of detailed information about business combination [line items]
Number of deferred exchange shares	20,000,000
Weighted average trading price is US$13.50
Disclosure of detailed information about business combination [line items]
Number of deferred exchange shares	10,000,000
Weighted average trading price | $ / shares	$ 13.50
Weighted average trading price is US$17.00
Disclosure of detailed information about business combination [line items]
Number of deferred exchange shares	10,000,000
Weighted average trading price | $ / shares	$ 17.00